As filed with the U.S. Securities and Exchange Commission on October 13, 2021

Securities Act File No. 333-60304
Investment Company Act File No. 811-10371

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 51	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 52	X

LORD ABBETT TRUST I

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey	07302-3973
(Address of Principal Executive Office)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 522-2388

John T. Fitzgerald, Esq.
Vice President and Assistant Secretary
90 Hudson Street, Jersey City, New Jersey 07302-3973
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on November 1, 2021 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 1, 2021, the effectiveness of the registration statement for Lord Abbett Emerging Markets Equity Fund (the “Fund”) filed in Post-Effective Amendment No. 50, which was filed on July 30, 2021 pursuant to paragraph (a) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 51 incorporates by reference the information relating to the Fund contained in Parts A, B, and C of Post-Effective Amendment No. 50.

This filing relates solely to Lord Abbett Emerging Markets Equity Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 13th day of October 2021.

LORD ABBETT TRUST I

BY:	/s/ John T. Fitzgerald
John T. Fitzgerald
Vice President and Assistant Secretary

BY:	/s/ Michael J. Hebert
Michael J. Hebert
Principal Accounting Officer and
Chief Financial Officer

BY:	/s/ Vito A. Fronda
Vito A. Fronda
Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

James L.L. Tullis*	Chairman and Trustee	October 13, 2021
James L.L. Tullis

Douglas B. Sieg*	President, CEO, and Trustee	October 13, 2021
Douglas B. Sieg

Evelyn E. Guernsey*	Trustee	October 13, 2021
Evelyn E. Guernsey

Julie A. Hill*	Trustee	October 13, 2021
Julie A. Hill

Kathleen M. Lutito*	Trustee	October 13, 2021
Kathleen M. Lutito

James M. McTaggart*	Trustee	October 13, 2021
James M. McTaggart

Charles O. Prince*	Trustee	October 13, 2021
Charles O. Prince

Karla M. Rabusch*	Trustee	October 13, 2021
Karla M. Rabusch

Lorin Patrick Taylor Radtke*	Trustee	October 13, 2021
Lorin Patrick Taylor Radtke

Leah Song Richardson*	Trustee	October 13, 2021
Leah Song Richardson

Mark A. Schmid*	Trustee	October 13, 2021
Mark A. Schmid

*BY:

/s/ John T. Fitzgerald

John T. Fitzgerald

Attorney-in-Fact, signed pursuant to power of attorney filed in Post-Effective Amendment No. 87 to Lord Abbett Municipal Income Fund Inc.’s Registration Statement filed on Form N-1A filed on September 30, 2021, Accession Number 0000930413-21-001696.